SCOUT
MONEY MARKET
FUND


A no-load mutual fund
with primary emphasis
on maximum income
consistent with safety
of principal and
maintenance of liquidity.


Semiannual Report
December 31, 1997


TO THE SHAREHOLDERS

Scout Money Market Fund's Federal Portfolio earned 1.29% for the quarter ended December 31, 1997, while the Prime Portfolio earned 1.30%. The 7-day current yield on December 31, 1997, was 5.29% for the Federal Portfolio and 5.35% for the Prime Portfolio.

Money market funds are neither insured nor guaranteed by the U.S.
Government. There is no assurance that the Fund will maintain a stable net asset value of one dollar per share.

The portfolios' 7-day yields reflect normal year-end volatility which produces abnormally high yields. During the last 12 trading days of the year, we traded U.S. Agency discount notes as high as 5.90% and commercial paper at 6.50%. Repurchase agreements, which are secured by U.S. Agency issues, also traded at 6.50%.

For the calendar year ended December 31, 1997, the Federal Portfolio earned 5.09% and the Prime Portfolio earned 5.17%. The calendar year returns for both portfolios exceeded the Lipper Money Market Fund Index return of 4.71% by wide margins.

Money market rates varied little for the first six weeks of the quarter. Rates began to move higher in mid-November, and by mid-December the 30-day commercial paper reached levels not seen since December 1995. Since year end, the market has reversed course and rates have dropped substantially, spurred by a "flight to quality" following the chaos in Asian markets. Fed Funds opened the new year trading around 5.375%, which is below the official rate of 5.50%.

The market is clearly anticipating an interest rate easing by the Federal Reserve. In our view, it is much too early to anticipate such an action since official data continue to show strength in the U.S. economy. If the current low-rate environment holds, it will only add to that strength. Given these uncertainties, we will maintain a moderate average maturity in the Fund and, as always, will continue to use only the highest quality issuers.

We appreciate your continued interest in Scout Money Market Fund and we welcome your comments and questions.

Sincerely,


/s/William A. Faust
William A. Faust
UMB Investment Advisors

Pie Chart - SECTOR DIVERSIFICATION

Federal Portfolio
Agency Discount Notes  91%
Repurchase Agreement    9%



Pie Chart - SECTOR DIVERSIFICATION

Prime Portfolio
Commercial Paper       93%
Agency Discount Notes   6%
Repurchase Agreement    1%


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.




FINANCIAL STATEMENTS

Statement of Net Assets
December 31, 1997 (unaudited)

     Principal                                                       Market
     Amount          Description                                     Value
PRIME PORTFOLIO
SHORT-TERM CORPORATE NOTES - 92.74%
$    9,980,000       Abbott Laboratories,
                     6.00%, due January 13, 1998               $     9,960,040
     7,500,000       AIG Capital Funding Inc.,
                     5.60%, due January 6, 1998                      7,494,167
     5,000,000       Air Products & Chemicals,
                     5.85%, due January 23, 1998                     4,982,125
     2,000,000       American Greetings Co.,
                     5.92%, due January 12, 1998                     1,996,382
     3,000,000       American Greetings Co.,
                     6.05%, due January 13, 1998                     2,993,950
     2,000,000       American Greetings Co.,
                     5.92%, due January 16, 1998                     1,995,067
    11,000,000       Ameritech Corp.,
                     5.85%, due January 29, 1998                    10,949,950
    14,000,000       Ameritech Capital Funding Corp.,
                     5.85%, due January 28, 1998                    13,938,575
     5,000,000       Archer-Daniels-Midland Co.,
                     5.56%, due January 21, 1998                     4,984,556
     2,565,000       Archer-Daniels-Midland Co.,
                     5.57%, due January 21, 1998                     2,557,063
     1,764,000       Archer-Daniels-Midland Co.,
                     5.65%, due January 26, 1998                     1,757,079
    17,500,000       American Tel. & Telegraph,
                     5.70%, due January 20, 1998                    17,447,354
     7,500,000       American Tel. & Telegraph,
                     5.73%, due January 22, 1998                     7,474,931
     5,000,000       Atlantic Richfield Co.,
                     5.54%, due January 7, 1998                      4,995,383
    10,000,000       Atlantic Richfield Co.,
                     5.76%, due January 21, 1998                     9,968,000
    17,000,000       BP America,
                     6.35%, due January 2, 1998                     16,997,001
     8,025,000       Bell Atlantic Network Funding,
                     6.20%, due January 5, 1998                      8,019,472
    12,500,000       BellSouth Telecommunications,
                     5.75%, due January 23, 1998                    12,456,076
     9,000,000       BellSouth Telecommunications,
                     5.73%, due January 28, 1998                     8,961,322
     5,200,000       California Pollution Control Rev.,
                     5.75%, due January 5, 1998                      5,200,000
    12,000,000       Disney Walt Co.,
                     5.70%, due January 2, 1998                     11,998,100
     7,000,000       Disney Walt Co.,
                     5.70%, due January 5, 1998                      6,995,567
     4,124,000       Disney Walt Co.,
                     5.70%, due January 16, 1998                     4,114,206
     2,500,000       Dover Corp.,
                     5.78%, due January 9, 1998                      2,496,789
     7,500,000       Dover Corp.,
                     5.78%, due January 12, 1998                     7,486,754
     5,100,000       Dow Chemical Co.,
                     5.75%, due January 5, 1998                      5,096,742
    10,000,000       Dow Chemical Co.,
                     5.73%, due January 8, 1998                      9,988,858
     7,500,000       Dow Chemical Co.,
                     5.77%, due January 12, 1998                     7,486,777
     5,000,000       Duke Energy Co.,
                     5.64%, due January 14, 1998                     4,989,817
     7,000,000       Duke Energy Co.,
                     5.65%, due January 16, 1998                     6,983,521
     5,000,000       Duke Energy Co.,
                     5.70%, due February 5, 1998                     4,972,292
     5,000,000       Dun & Bradstreet Corp.,
                     5.85%, due January 12, 1998                     4,991,062
     7,500,000       Dun & Bradstreet Corp.,
                     5.65%, due January 13, 1998                     7,485,875
     2,400,000       Dun & Bradstreet Corp.,
                     5.80%, due January 21, 1998                     2,392,267
     5,900,000       Dun & Bradstreet Corp.,
                     6.00%, due January 21, 1998                     5,880,333
    12,500,000       duPont (E.I.) deNemours & Co.,
                     5.70%, due Janaury 15, 1998                    12,472,292
     4,100,000       duPont (E.I.) deNemours & Co.,
                     5.75%, due January 20, 1998                     4,087,558
     8,000,000       duPont (E.I.) deNemours & Co.,
                     5.80%, due January 26, 1998                     7,967,778
    12,500,000       Eastman Kodak Co.,
                     6.00%, due January 6, 1998                     12,489,583
     7,500,000       Gannett Inc.,
                     5.54%, due January 7, 1998                      7,493,075
    12,500,000       Gannett Inc.,
                     5.63%, due January 9, 1998                     12,484,361
     9,484,000       General Re Corp.,
                     5.75%, due February 4, 1998                     9,432,497
     5,000,000       Heinz H. J. Co.,
                     5.57%, due January 2, 1998                      4,999,226
     1,000,000       Heinz H. J. Co.,
                     5.60%, due January 2, 1998                        999,844
     5,000,000       Heinz H. J. Co.,
                     5.73%, due January 15, 1998                     4,988,858
     4,500,000       Heinz H. J. Co.,
                     5.78%, due January 20, 1998                     4,486,272
     7,500,000       Heinz H. J. Co.,
                     5.83%, due January 26, 1998                     7,469,635
     2,000,000       Hershey Foods Corp.,
                     5.85%, due January 9, 1998                      1,997,400
     3,500,000       Hershey Foods Corp.,
                     5.82%, due January 14, 1998                     3,492,644
     2,200,000       Hershey Foods Corp.,
                     5.70%, due January 23, 1998                     2,192,337
     4,275,000       Hewlett Packard Co.,
                     5.72%, due January 5, 1998                      4,272,283
     1,000,000       Hewlett Packard Co.,
                     5.90%, due January 6, 1998                        999,181
     5,000,000       Hewlett Packard Co.,
                     5.95%, due January 21, 1998                     4,983,472
     3,250,000       International Business Machines Corp.,
                     5.76%, due January 13, 1998                     3,243,760
     5,000,000       International Business Machines Corp.,
                     Medium Term Notes,
                     5.65%, due January 22, 1998                     4,999,724
     5,000,000       Kellogg Co.,
                     5.70%, due January 8, 1998                      4,994,458
     2,800,000       Kellogg Co.,
                     5.75%, due January 27, 1998                     2,788,372
    10,000,000       Laclede Gas Co.,
                     6.40%, due January 6, 1998                      9,991,111
     3,000,000       Laclede Gas Co.,
                     5.62%, due January 8, 1998                      2,996,722
     3,000,000       Laclede Gas Co.,
                     5.73%, due January 16, 1998                     2,992,838
     4,000,000       Laclede Gas Co.,
                     5.70%, due January 21, 1998                     3,987,333
     3,110,000       Laclede Gas Co.,
                     5.70%, due January 23, 1998                     3,099,167
     2,100,000       Laclede Gas Co.,
                     5.77%, due January 28, 1998                     2,090,912
     7,000,000       Monsanto Co.,
                     5.80%, due January 8, 1998                      6,992,106
     6,400,000       Monsanto Co.,
                     5.85%, due January 9, 1998                      6,391,680
     8,000,000       Monsanto Co.,
                     5.78%, due January 16, 1998                     7,980,733
    12,500,000       Proctor & Gamble Co.,
                     5.57%, due January 5, 1998                     12,492,264
    12,500,000       Proctor & Gamble Co.,
                     5.65%, due January 14, 1998                    12,474,497
    14,000,000       Progress Capital Holdings Inc.,
                     5.75%, due January 6, 1998                     13,988,819
     3,000,000       Progress Capital Holdings Inc.,
                     5.84%, due January 16, 1998                     2,992,700
     8,000,000       Progress Capital Holdings Inc.,
                     5.89%, due January 22, 1998                     7,972,513
    10,500,000       Snap On Inc.,
                     5.81%, due January 20, 1998                    10,467,803
     5,000,000       Snap On Inc.,
                     5.88%, due January 22, 1998                     4,982,850
     3,400,000       South Carolina Electric Gas,
                     5.82%, due January 30, 1998                     3,384,060
     8,900,000       South Carolina Electric Gas,
                     5.83%, due January 30, 1998                     8,858,202
     5,000,000       Warner Lambert Co.,
                     5.73%, due January 13, 1998                     4,990,450
     10,000,000      Xerox Overseas Holding PLC,
                     5.65%, due January 7, 1998                      9,990,583
     4,523,000       Xerox Overseas Holding PLC,
                     5.90%, due January 13, 1998                     4,514,105
   516,600,000                                                     515,453,511

GOVERNMENT SPONSORED ENTERPRISES - 5.83%
     5,000,000       Federal Farm Credit Banks
                     Discount Notes,
                     5.50%, due January 2, 1998                      5,000,000
     5,000,000       Federal Farm Credit Banks
                     Discount Notes,
                     5.55%, due March 2, 1998                        5,000,000
     3,000,000       Federal Home Loan Mortgage Corp.
                     Discount Notes,
                     5.67%, due January 7, 1998                      2,997,165
     1,800,000       Federal Home Loan Mortgage Corp.
                     Discount Notes,
                     5.70%, due January 7, 1998                      1,798,290
     6,000,000       Federal Home Loan Mortgage Corp.
                     Discount Notes,
                     5.75%, due January 26, 1998                     5,976,042
     1,150,000       Federal Home Loan Mortgage Corp.
                     Discount Notes,
                     5.50%, due February 13, 1998                    1,142,445
     3,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.70%, due January 5, 1998                      2,998,100
     2,500,000       Federal National Mortgage Association
                     Discount Notes,
                     5.74%, due January 23, 1998                     2,491,231
     5,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.75%, due January 30, 1998                     4,976,840
    32,450,000                                                      32,380,113

REPURCHASE AGREEMENT -- 1.91%
    10,625,000       Lehman Tri-Party Repo.,
                     6.50%, due January 2, 1998
                     (Collateralized by Federal Home Loan
                     Mortgage Corp., due January 15, 2025)          10,625,000
TOTAL INVESTMENTS - 100.48%                                    $   558,458,624

Other assets less liabilities - (0.48%)                            (2,641,192)

TOTAL NET ASSETS - 100.00%
  (equivalent to $1.00 per share;
  750,000,000 shares of $0.01 par value
  capital shares authorized;
  555,846,757 shares outstanding)                              $   555,817,432

See accompanying Notes to Financial Statements.


Statement of Net Assets
December 31, 1997 (unaudited)

FEDERAL PORTFOLIO

     Principal                                                       Market
     Amount          Description                                     Value
GOVERNMENT SPONSORED ENTERPRISES - 91.27%
$   10,000,000       Federal Agricultural Mortgage Corp.,
                     5.73%, due January 15 1998                $     9,977,718
    15,000,000       Federal Agricultural Mortgage Corp.,
                     5.73%, due January 20, 1998                    14,954,637
     1,900,000       Federal Agricultural Mortgage Corp.,
                     5.90%, due January 20, 1998                     1,894,083
     5,000,000       Federal Agricultural Mortgage Corp.,
                     5.75%, due January 23, 1998                     4,982,431
    15,000,000       Federal Agricultural Mortgage Corp.,
                     5.73%, due January 26, 1998                    14,940,313
     2,500,000       Federal Farm Credit Banks,
                     5.50%, due January 2, 1998                      2,500,000
     1,740,000       Federal Farm Credit Banks,
                     5.72%, due January 2, 1998                      1,739,724
     5,000,000       Federal Farm Credit Banks,
                     5.58%, due January 12, 1998                     4,991,475
     2,500,000       Federal Farm Credit Banks,
                     5.55%, due March 2, 1998                        2,500,000
     7,500,000       Federal Home Loan Banks Discount Note,
                     5.39%, due January 9, 1998                      7,491,017
     2,500,000       Federal Home Loan Banks Discount Note,
                     5.475%, due January 9, 1998                     2,496,958
     3,000,000       Federal Home Loan Banks Discount Note,
                     5.52%, due January 9, 1998                      2,996,320
     7,500,000       Federal Home Loan Banks Discount Note,
                     5.79%, due January 21, 1998                     7,475,875
     2,935,000       Federal Home Loan Banks Discount Note,
                     5.79%, due January 23, 1998                     2,924,615
     1,096,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.70%, due January 2, 1998                      1,095,826
    10,000,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.72%, due January 2, 1998                      9,998,411
     4,500,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.61%, due January 9, 1998                      4,494,390
    15,000,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.72%, due January 9, 1998                     14,980,933
     5,000,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.73%, due January 9, 1998                      4,993,633
    10,000,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.68%, due January 14, 1998                     9,979,489
     2,500,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.70%, due January 14, 1998                     2,494,854
     7,500,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.72%, due January 14, 1998                     7,484,508
     8,042,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.52%, due January 15, 1998                     8,024,737
     1,810,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.70%, due January 15, 1998                     1,805,988
    17,500,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.71%, due January 20, 1998                    17,447,262
     2,500,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.55%, due January 23, 1998                     2,491,521
     5,000,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.76%, due January 23, 1998                     4,982,400
     1,900,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.70%, due January 30, 1998                     1,891,276
     5,000,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.49%, due February 13, 1998                    4,967,212
     2,650,000       Federal Home Loan Mortgage Corporation
                     Discount Notes,
                     5.50%, due February 13, 1998                    2,632,591
    17,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.48%, due January 5, 1998                     16,989,649
     1,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.50%, due January 5, 1998                        999,389
    10,250,000       Federal National Mortgage Association
                     Discount Notes,
                     5.70%, due January 5, 1998                     10,243,508
     7,500,000       Federal National Mortgage Association
                     Discount Notes,
                     5.67%, due January 7, 1998                      7,492,912
     3,389,000       Federal National Mortgage Association
                     Discount Notes,
                     5.68%, due January 8, 1998                      3,385,257
     3,819,000       Federal National Mortgage Association
                     Discount Notes,
                     5.70%, due January 8, 1998                      3,814,767
    10,500,000       Federal National Mortgage Association
                     Discount Notes,
                     5.73%, due January 8, 1998                     10,488,301
     5,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.48%, due January 12, 1998                     4,991,628
     2,500,000       Federal National Mortgage Association
                     Discount Notes,
                     5.72%, due January 14, 1998                     2,494,836
     1,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.68%, due January 15, 1998                       997,791
     1,850,000       Federal National Mortgage Association
                     Discount Notes,
                     5.48%, due January 16, 1998                     1,845,776
     2,100,000       Federal National Mortgage Association
                     Discount Notes,
                     5.50%, due January 16, 1998                     2,095,188
    12,050,000       Federal National Mortgage Association
                     Discount Notes,
                     5.71%, due January 16, 1998                    12,021,331
     2,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.78%, due January 16, 1998                     1,995,183
     2,950,000       Federal National Mortgage Association
                     Discount Notes,
                     5.50%, due January 21, 1998                     2,940,986
     2,500,000       Federal National Mortgage Association
                     Discount Notes,
                     5.70%, due January 21, 1998                     2,492,083
     1,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.50%, due January 22, 1998                       996,792
     1,990,000       Federal National Mortgage Association
                     Discount Notes,
                     5.79%, due January 22, 1998                     1,983,279
     3,500,000       Federal National Mortgage Association
                     Discount Notes,
                     5.74%, due January 23, 1998                     3,487,723
     1,208,000       Federal National Mortgage Association
                     Discount Notes,
                     5.75%, due January 23, 1998                     1,203,755
    10,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.75%, due January 29, 1998                     9,955,278
     5,000,000       Federal National Mortgage Association
                     Discount Notes,
                     5.475%, due February 5, 1998                    4,973,385
   290,179,000                                                     289,518,994

REPURCHASE AGREEMENT -  9.28%
    29,450,000      Lehman Tri-Party Repo.,
                    6.50%, due January 2, 1998
                    (Collateralized by Federal National
                    Mortgage Association, due July 1, 2026)         29,450,000
TOTAL INVESTMENTS - 100.55%                                    $   318,968,994

Other assets less liabilities - (0.55%)                            (1,739,858)

TOTAL NET ASSETS - 100.00%
  (equivalent ot $1.00 per share;
  750,000,000 shares of $0.01 par value
  capital shares authorized;
  317,277,259 shares outstanding)                              $   317,229,136

See accompanying Notes to Financial Statements.


Statement of Assets and Liabilities
December 31, 1997 (unaudited)

                                                                   Prime                   Federal
                                                                   Portfolio               Portfolio
ASSETS:
  Investment securities, at market value                       $   558,458,624        $    318,968,994
  Cash                                                             (2,909,668)             (1,799,202)
  Interest receivable                                                  256,254                  51,648
    Total assets                                                   555,805,210             317,221,440

LIABILITIES AND NET ASSETS:
  Securities purchased payable                                           -                        -
  Accrued management fee expense                                      (12,276)                 (7,829)
  Income payable                                                               54                     133
    Total liabilities                                                   12,222                 (7,696)
NET ASSETS                                                     $   555,817,432        $    317,229,136

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital)       $   555,850,479        $    317,277,921
  Accumulated net realized loss on investment transactions            (33,047)                (48,785)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                    $   555,817,432        $    317,229,136

Capital shares, $1.00 par value
  Authorized                                                       750,000,000             750,000,000
  Outstanding                                                      555,846,757             317,277,259

NET ASSET VALUE PER SHARE                                      $          1.00        $           1.00

See accompanying Notes to Financial Statements.


Statement of Operations
Six Months Ended December 31, 1997 (unaudited)

                                                                   Prime                   Federal
                                                                   Portfolio               Portfolio
INVESTMENT INCOME:
  Income:
    Interest                                                   $    14,348,082        $      7,774,838

  Expenses:
    Management fees (Note 3)                                         1,268,548                 694,918
    Registration fees and other expenses                                22,149                  11,900
                                                                     1,290,697                 706,818
      Net investment income                                         13,057,385               7,068,020

REALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
  Realized gain (loss) from investment transactions:
    Proceeds from sales of investments                           5,678,006,819           4,389,794,901
    Cost of investments sold                                     5,678,006,819           4,389,794,901
      Net realized gain from investment transactions                      -                       -
      Increase in net assets resulting from operations         $    13,057,385        $      7,068,020

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets
Six Months Ended December 31, 1997 (unaudited) and
  Year Ended June 30, 1997

                                                                   Prime                   Federal
                                                                   Portfolio               Portfolio
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                        $    13,057,385        $      7,068,020
  Net realized loss from investment activities                            -                       -
    Net increase in net assets resulting from operations            13,057,385               7,068,020

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (13,057,385)             (7,068,020)

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                      471,190,204             343,179,698
  Net asset value of shares issued for reinvestment of
   distributions ($1.00 per share)                                   2,524,626               1,137,896
                                                                   473,714,830             344,317,594
  Cost of shares redeemed ($1.00 per share)                      (362,992,893)           (265,389,192)
    Net increase from capital share transactions                   110,721,937              78,928,402
      Total increase (decrease) in net assets                      110,721,937              78,928,402
NET ASSETS - June 30, 1997                                         445,095,495             238,300,734
NET ASSETS - December 31, 1997                                 $   555,817,432        $    317,229,136

INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income           $                                 19,859,462        $     12,825,463
  Net realized loss from investment activities                            -                       -
    Net increase in net assets resulting from operations            19,859,462              12,825,463

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (19,859,462)            (12,825,463)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold ($1.00 per share)                      875,930,270             663,539,591
  Net asset value of shares issued for reinvestment of
   distributions ($1.00 per share)                                   4,024,175               1,702,241
                                                                   879,954,445             665,241,832
  Cost of shares redeemed ($1.00 per share)                      (765,190,681)           (654,581,391)
    Net increase from capital share transactions                   114,763,701              10,660,441
      Total increase  in net assets                                114,763,701              10,660,441
NET ASSETS - June 30, 1996                                         330,331,794             227,640,293
NET ASSETS - June 30, 1997                                     $   445,095,495        $    238,300,734

See accompanying Notes to Financial Statements.


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its shares are currently issued in two series with each series, in effect, representing a separate fund. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Valuation of securities is on the basis of amortized cost which approximates market value. Investment transactions are recorded on the trade date. Investment income and dividends to shareholders are recorded daily and dividends are distributed monthly. Realized gains and losses from investment transactions are reported on the amortized cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required. At December 31, 1997, the Fund has accumulated net realized losses on sales of investments for federal income tax purposes of $33,046 (Prime Portfolio) and $48,785 (Federal Portfolio), which are available to offset future taxable gains.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1997, were as follows:
                                   Other than
                                   U.S. Government          U.S. Government
Prime Portfolio                    Securities               Securities
Purchases                          $  5,655,912,714         $   133,378,286
Proceeds from sales                   5,514,199,000             163,807,819

Federal Portfolio
Purchases                          $  2,236,223,000         $ 2,153,571,901
Proceeds from sales                   2,319,223,000           2,070,571,901

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.






BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania
 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862
www.umb.com